SHARE CAPITAL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Mar. 14, 2024
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants	$ 149,565		$ 5,990,930
Shares issued for follow on offering			6,580,300
CEO Purchase of Shares	$ 336,000		$ 455,000
Ordinary shares issued			73,873,784		73,873,784
Market price					$ 0.3970
Description on circumstances of arbitration	Under such circumstances, the Company filed for arbitration to request for (i) the acquisition to be fully rescinded, (ii) LZGI to return the 73,873,784 issued Consideration Shares, and (iii) LZGI to return the US$6,701,580 cash paid subsequent to the share issuance.
Employment related expenses, shares	900,000
Employment related expenses	$ 809,410
Employment related expenses, shares	7,000,000
Employment related expenses	$ 128,597
CEO Compensation, shares	11,224,939
CEO Compensation	$ 1,191,562		$ 3,448,946
Provision of CEO compensation	224,430
Expense from share-based payment transactions	$ 1,053,503
Share-based compensation term	expenses for the year 2 to year 10 over next 9 years.
Cash paid in lieu of stock based compensation	$ 6,800,000
Employment related expenses	445,537
2019 share option [member]
IfrsStatementLineItems [Line Items]
Stock-based compensation	$ 7,574,295		4,217,563
Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions			177,914
Genius group ltd ordinary shares [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions			$ 494,854
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued, shares	29,987,136		34,014,680
Shares issued, value	$ 25,488,976		$ 31,571,382
Shares issued for exercise of warrants, shares	150,000		18,170,707
Shares issued for exercise of warrants	$ 149,565		$ 5,990,930
Shares issued for follow on offering			$ 6,580,300
Shares issued for follow on offering, shares			23,571,429
Post consolidated shares issued for follow on offering, shares			2,357,142
CEO Purchase of Shares, shares	500,000		500,000
CEO Purchase of Shares	$ 336,000		$ 455,000
Shares buyback, shares	4,290,848
Shares buyback	$ 4,346,764
Employment related expenses, shares	11,224,939	[1]	5,032,753
CEO Compensation			$ 3,448,946
2026, 2027 and 2028 [Member]
IfrsStatementLineItems [Line Items]
Recognized share based compensation expenses	$ 172,525
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from sale of future shares	$ 25,974,540		$ 44,597,612
Genius group ltd ordinary shares [member] | Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share based payment arrangement shares			160,000

[1]	This represents Stock based compensation expense under CEO Compensation plan in 2025.